Consolidated Balance Sheet - EUR (€) € in Millions	Dec. 31, 2019		Dec. 31, 2018		Jan. 01, 2018 [1]
Non-current assets
Goodwill	€ 18,067		€ 17,341	[1]	€ 16,881
Intangible assets	12,962		12,152	[1]	11,520
Property, plant and equipment	12,062		12,088	[1]	12,270
Pension asset for funded schemes in surplus	2,422		1,728	[1]	2,173
Deferred tax assets	1,336		1,152	[1]	1,118
Financial assets	874		642	[1]	675
Other non-current assets	653		530	[2]	441
Total non-current assets	48,376		45,633	[1]	45,078
Current assets
Inventories	4,164		4,301	[1]	3,962
Trade and other current receivables	6,695		6,482	[1]	5,219
Current tax assets	397		472	[1]	488
Cash and cash equivalents	4,185	[3]	3,230	[1]	3,317
Other financial assets	907		874	[1]	770
Assets held for sale	82		119	[1]	3,224
Current assets	16,430		15,478	[1]	16,980
Total assets	64,806		61,111	[1]	62,058
Current liabilities
Financial liabilities	4,691	[4],[5]	3,613	[1],[4],[5]	8,378
Trade payables and other current liabilities	14,768		14,457	[1]	13,426
Current tax liabilities	898		1,445	[1]	1,088
Provisions	620		624	[1]	525
Liabilities held for sale	1		11	[1]	170
Total current liabilities	20,978		20,150	[1]	23,587
Non-current liabilities
Financial liabilities	23,566	[4],[5]	23,125	[1],[4],[5]	18,039
Non-current tax liabilities	182		174	[1]	118
Pensions and post-retirement healthcare liabilities:
Funded schemes in deficit	1,157		1,209	[1]	1,225
Unfunded schemes	1,461		1,393	[1]	1,509
Provisions	664		697	[1]	794
Deferred tax liabilities	2,573		1,900	[1]	1,888
Other non-current liabilities	339		346	[1]	700
Total non current liabilities	29,942		28,844	[1]	24,273
Total liabilities	50,920		48,994	[1]	47,860
Shareholders' equity
Called up share capital	420		464	[1]	484
Share premium account	134		129	[1]	130
Other reserves	(5,574)		(15,218)	[1]	(13,587)
Retained profit	18,212		26,022	[1]	26,413
Total equity attributable to owners of parent	13,192		11,397	[1]	13,440
Non-controlling interests	694		720	[1]	758
Total equity	13,886		12,117	[1]	14,198
Total liabilities and equity	€ 64,806		€ 61,111	[1]	€ 62,058

[1]	Restated following adoption of IFRS 16. See note 1 and note 24 for further details.
[2]	Restated following adoption of IFRS 16. Operating lease prepayments for land that were previously reported within other non-current assets, have now been included within leased assets. See note1 and note 24 for further details.
[3]	For the purposes of this note and note 15C, financial assets and liabilities exclude trade and other current receivables and trade payables and other liabilities which are covered in notes 13 and 14 respectively.
[4]	For the purposes of this note and note 17A, financial assets and liabilities exclude trade and other current receivables and trade payables and other liabilities which are covered in notes 13 and 14 respectively.
[5]	Includes options and other financial liabilities to acquire non-controlling interests in EAC Myanmar, USA, Japan and Italy refer to note 21.